Segment Analysis (Tables)	12 Months Ended
Mar. 31, 2020
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Segmental Results of Operations
Segmental Results of Operations
For the fiscal year ended March 31, 2020:

	Wholesale Business Unit	Retail Business Unit	International Business Unit	Global Markets Business Unit	Head office account and others	Total
	(In billions)
Consolidated gross profit (1)	¥641.5	¥1,257.7	¥667.1	¥421.6	¥(219.3)	¥2,768.6
General and administrative expenses	(284.4)	(1,025.2)	(350.6)	(56.2)	(23.2)	(1,739.6)
Others (2)	52.1	2.0	54.7	33.4	(86.2)	56.0

Consolidated net business profit	¥409.2	¥234.5	¥371.2	¥398.8	¥(328.7)	¥1,085.0

For the fiscal year ended March 31, 2019:

	Wholesale Business Unit (3)	Retail Business Unit	International Business Unit (3)	Global Markets Business Unit	Head office account and others (3)	Total
	(In billions)
Consolidated gross profit (1)	¥784.9	¥1,281.6	¥689.6	¥333.6	¥(243.5)	¥2,846.2
General and administrative expenses	(345.1)	(1,021.4)	(333.4)	(54.2)	39.0	(1,715.1)
Others (2)	45.1	14.4	38.9	19.1	(56.3)	61.2

Consolidated net business profit	¥484.9	¥274.6	¥395.1	¥298.5	¥(260.8)	¥1,192.3

For the fiscal year ended March 31, 2018:

	Wholesale Business Unit	Retail Business Unit	International Business Unit	Global Markets Business Unit	Head office account and others	Total
	(In billions)
Consolidated gross profit (1)	¥772.9	¥1,311.7	¥632.0	¥356.2	¥(91.7)	¥2,981.1
General and administrative expenses	(347.9)	(1,027.7)	(280.7)	(53.9)	(106.0)	(1,816.2)
Others (2)	53.7	15.6	46.9	17.5	(94.8)	38.9

Consolidated net business profit	¥478.7	¥299.6	¥398.2	¥319.8	¥(292.5)	¥1,203.8

(1)
Consolidated gross profit = (Interest income – Interest expenses) + Trust fees + (Fee and commission income – Fee and commission expenses) + (Trading income – Trading losses) + (Other operating income – Other operating expenses).

(2)	“Others” includes share of profit or loss of equity-method associates and joint ventures and cooperated profit and loss, that is, profit and loss double-accounted for in the managerial accounting.
(3)
Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”) became a joint venture from a consolidated subsidiary of the Group on November 28, 2018. However, for managerial accounting purposes, the full year results of SMFL were included in those of the Wholesale Business Unit and the International Business Unit, while its results after it became a joint venture of the Group were deducted from those of Head office account and others. For consistency with financial results, the Group’s share of the profit of SMFL as our joint venture recognized in the consolidated income statement was included in others in the Head office account and others.

Reconciliation of Segmental Results of Operations to Consolidated Income Statements
The figures provided in the tables above are calculated by aggregating the figures used for management reporting under Japanese GAAP for each segment. The total amount of consolidated net business profit that is calculated by each segment based on the internal managerial data is reconciled to profit before tax reported in the consolidated financial statements under IFRS as shown in the following table:

	For the fiscal year ended March 31,
	2020	2019	2018
	(In billions)
Consolidated net business profit	¥1,085.0	¥1,192.3	¥1,203.8
Differences between management reporting and Japanese GAAP:
Total credit costs	(170.6)	(110.3)	(94.2)
Gains on equity instruments	80.5	116.3	118.9
Extraordinary gains or losses and others	(106.3)	(74.7)	(119.6)

Profit before tax under Japanese GAAP	888.6	1,123.6	1,108.9

Differences between Japanese GAAP and IFRS:
Scope of consolidation	(3.3)	0.1	(1.6)
Derivative financial instruments	(163.3)	31.3	(20.7)
Investment securities	(115.3)	(129.5)	68.8
Loans and advances	(116.0)	(23.2)	(33.5)
Investments in associates and joint ventures	(190.8)	(86.5)	(1.6)
Property, plant and equipment	(30.5)	(1.2)	1.0
Lease accounting	0.4	(1.4)	(0.5)
Defined benefit plans	(32.6)	(51.4)	(13.2)
Foreign currency translation	11.9	1.3	12.7
Classification of equity and liability	12.7	11.9	14.1
Others	21.0	(43.1)	(15.4)

Profit before tax under IFRS	¥282.8	¥831.9	¥1,119.0

Operating Income by Geographical Area
To identify income attributed to each geographical area for the purposes of this disclosure, they are aggregated based on the geographical location of the booking entity, with the assumption that transactions booked in booking entities are deemed to have occurred in their respective geographical areas.

	For the fiscal year ended March 31,
	2020	2019 (4)	2018 (4)
	(In millions)
Domestic (1) :
Japan	¥1,791,910	¥2,079,758	¥2,633,858

Total domestic	1,791,910	2,079,758	2,633,858

Foreign (1)(2) :
Americas	277,017	315,419	350,010
Europe and Middle East	194,441	371,413	484,807
Asia and Oceania	440,482	400,301	305,734

Total foreign	911,940	1,087,133	1,140,551

Total operating income (3)	¥2,703,850	¥3,166,891	¥3,774,409

(1)
The geographical segmentation is determined based on the degrees of the following factors: geographic proximity, similarity of economic activities and relationship of business activities among regions.

(2)
Americas includes the United States, Brazil, Canada and others; Europe and Middle East include the United Kingdom, Germany, France and others; Asia and Oceania include China, Singapore, Australia and others except Japan.

(3)
Total operating income comprises net interest income, net fee and commission income, net trading income, net income (loss) from financial assets at fair value through profit or loss, net investment income and other income.

(4)
For the fiscal year ended March 31, 2020, premiums for deposit insurance have been reclassified from “General and administrative expense” to “Interest expense.” Comparative amounts have been reclassified to conform to the current presentation.